OTHER PROVISIONS, CURRENT AND NON-CURRENT - Details of Contingencies provisions (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other provisions, Current and Non current
Balances	$ 62,452,526	$ 65,624,166	$ 73,081,893
Litigation
Other provisions, Current and Non current
Balances	62,452,526	65,624,166
Tax Contingencies
Other provisions, Current and Non current
Balances	47,991,514	49,185,234
Labor Contingencies
Other provisions, Current and Non current
Balances	10,376,830	10,468,704
Civil Contingencies
Other provisions, Current and Non current
Balances	$ 4,084,182	$ 5,970,228